Financial Instruments (Details) - Schedule of Financial Liabilities - Black& Sholes Method [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Financial liabilities:
Expected volatility (%)	93.91%
Share price (in $) (in Dollars per share)	$ 0.785
Risk-free interest rate (%)	3.90%
Expected life (years)	4 years 5 months 19 days